Concession Financial and Sector Assets and Liabilities	12 Months Ended
Dec. 31, 2023
Concession Financial and Sector Assets and Liabilities
Concession Financial and Sector Assets and Liabilities
13.
CONCESSION FINANCIAL AND SECTOR ASSETS AND LIABILITIES

	2023	2022
Concession financial assets related to the infrastructure
Energy distribution concession (13.a)	1,881	1,370
Gas distribution concession (13.a)	38	37
Indemnifiable receivable – Generation (13.b)	785	692
Concession grant fee – Generation concessions (13.c)	3,031	2,950
	5,735	5,049
Sector financial assets
Amounts receivable from Parcel A (CVA) and Other Financial Components (13.d)	805	944

Total	6,540	5,993

Current assets	814	1,055
Non-current assets	5,726	4,938

The changes in concession financial assets are as follows:

	Energy Distribution	Generation	Gas Distribution	Total
Balances at December 31, 2020	530	3,365	29	3,924
Transfers from contract assets	110	-	-	110
Transfers from (to) intangible assets	(9)	-	-	(9)
Monetary updating	54	523	5	582
Disposals	(1)	-	-	(1)
Amounts received	-	(280)	-	(280)

Balances at December 31, 2021	684	3,608	34	4,326

Transfers from contract assets	670	-	-	670
Transfers from (to) intangible assets	(22)	-	-	(22)
Monetary updating	39	514	3	556
Fair Value Adjustments	-	(172)	-	(172)
Disposals	(1)	-	-	(1)
Amounts received	-	(308)	-	(308)

Balances at December 31, 2022	1,370	3,642	37	5,049

Transfers from contract assets	363	-	-	363
Disposals	148	505	1	654
Amounts received	-	(331)	-	(331)

Balances at December 31, 2023	1,881	3,816	38	5,735

a)
Distribution - Financial assets

The energy and gas distribution concession contracts are within the scope of IFRIC 12. The financial assets under these contracts refer to the investments made in infrastructure that will be paid by grantor at the end of the concession period. The financial assets are measured at fair value through income or loss, in accordance with regulation of the energy segment and concession contracts executed by CEMIG and its subsidiaries and the granting authorities.

b)
Generation - Indemnity receivable

Various concession contracts for various plants operated under Concession Contract 007/1997 began to expire as from August 2013. Upon expiration of the concession contract, the Company has a right to receive an amount corresponding to the residual value of the assets not yet amortized, as specified in the concession contract. The accounting balances corresponding to these assets were recognized in Financial assets, at fair value through profit or loss.

On July 28, 2022 ANEEL revoked Normative Resolution (ReN) 942, by publication of ReN 1,027, establishing the general methodology and criteria for calculation - to be based on New Replacement Value, which is calculated, as first priority, based on the reference database of prices - then as second priority by the concession holder’s own prices database, then, as the last alternative, by the updated inspected accounting cost.

With the conclusion of the appraisal report, the Company made an adjustment to the fair value of the financial asset in the amount of R$172 in June 2022, corresponding to the difference between the amounts originally estimated by the Company.

The movement in the balance is as follows:

		(information of MW not audited)
Generation plant	Concession expiration date	Installed capacity (MW) (information of MW not audited)	Net balance of assets on December 31, 2022	Financial Update	Net balance of assets on December 31, 2023
Lot D					203
UHE Três Marias	July 2015	396.00	179	24
UHE Salto Grande	July 2015	102.00	92	12	104
UHE Itutinga	July 2015	52.00	11	1	12
UHE Camargos	July 2015	46.00	21	3	24
PCH Piau	July 2015	18.01	5	1	6
PCH Gafanhoto	July 2015	14.00	6	1	7
PCH Peti	July 2015	9.40	6	1	7
PCH Dona Rita	Sep. 2013	2.41	2	-	2
PCH Tronqueiras	July 2015	8.50	9	1	10
PCH Joasal	July 2015	8.40	7	1	8
PCH Martins	July 2015	7.70	5	1	6
PCH Cajuru	July 2015	7.20	20	3	23
PCH Paciência	July 2015	4.08	4	1	5
PCH Marmelos	July 2015	4.00	3	-	3
Others
UHE Volta Grande	Feb. 2017	380.00	-	-	-
UHE Miranda	Dec. 2016	408.00	97	13	110
UHE Jaguara	Aug. 2013	424.00	148	20	168
UHE São Simão	Jan. 2015	1,710.00	77	10	87

		3,601.70	692	93	785

The balance of R$784 represents management’s best estimate for the right to receive cash from the grantor related to the generation entities, based on the evaluation criteria set by grantor (ANEEL).

The Valuation Report on the assets is subject to inspection by ANEEL, which may request complementary documentation. As a result there may be adjustments to the amounts resulting from the valuation process - in which case the concession holder has the right of defense and reply.

The due date and form of payment of the investments made after entry into operation of the basic plant plans, which have not yet been amortized or depreciated, will be decided by the Grantor after inspection and ratification of the reimbursements amounts.

c)
Concession grant fee - Generation concessions

The concession grant fee paid by the Company for a 30-year concession contracts No. 08 to 16/2016, related to 18 hydroelectric plants of Auction 12/2015, won by CEMIG GT, was an amount of R$2,216. The amount of the concession fee was recognized as a financial asset measured at amortized cost, as CEMIG GT has an unconditional right to receive the amount paid, updated by the IPCA Index and remuneratory interest (the total amount of which is equal to the internal rate of return on the project), during the period of the concession.

The changes in concession financial assets are as follows:

SPE	Plants	2022	Monetary updating	Amounts received	2023
Cemig Geração Três Marias S.A.	Três Marias	1,672	222	(178)	1,716
Cemig Geração Salto Grande S.A.	Salto Grande	525	70	(56)	539
Cemig Geração Itutinga S.A.	Itutinga	198	30	(24)	204
Cemig Geração Camargos S.A.	Camargos	148	22	(18)	152
Cemig Geração Sul S.A.	Coronel Domiciano, Joasal, Marmelos, Paciência e Piau	195	31	(25)	201
Cemig Geração Leste S.A.	Dona Rita, Ervália, Neblina, Peti, Sinceridade e Tronqueiras	133	23	(19)	137
Cemig Geração Oeste S.A.	Cajurú, Gafanhoto e Martins	79	14	(11)	82

Total		2,950	412	(331)	3,031

SPC	Plants	2021	Interest	Amounts received	2022
CEMIG Geração Três Marias S.A.	Três Marias	1,584	254	(166)	1,672
CEMIG Geração Salto Grande S.A.	Salto Grande	497	80	(52)	525
CEMIG Geração Itutinga S.A.	Itutinga	187	33	(22)	198
CEMIG Geração Camargos S.A.	Camargos	140	25	(17)	148
CEMIG Geração Sul S.A.	Coronel Domiciano, Joasal, Marmelos, Paciência and Piau	184	34	(23)	195
CEMIG Geração Leste S.A.	Dona Rita, Ervália, Neblina, Peti, Sinceridade and Tronqueiras	125	26	(18)	133
CEMIG Geração Oeste S.A.	Cajurú, Gafanhoto and Martins	75	15	(11)	79

Total		2,792	467	(309)	2,950

SPC	Plants	2020	Interest	Amounts received	2021
CEMIG Geração Três Marias S.A.	Três Marias	1,447	287	(150)	1,584
CEMIG Geração Salto Grande S.A.	Salto Grande	454	90	(47)	497
CEMIG Geração Itutinga S.A.	Itutinga	171	37	(21)	187
CEMIG Geração Camargos S.A.	Camargos	128	27	(15)	140
CEMIG Geração Sul S.A.	Coronel Domiciano, Joasal, Marmelos, Paciência and Piau	167	38	(21)	184
CEMIG Geração Leste S.A.	Dona Rita, Ervália, Neblina, Peti, Sinceridade and Tronqueiras	114	27	(16)	125
CEMIG Geração Oeste S.A.	Cajurú, Gafanhoto and Martins	69	17	(11)	75

Total		2,550	523	(281)	2,792

d)
Account for compensation of variation of parcel A items (CVA) and Other financial components

Sector financial assets and liabilities refer to the differences between: (i) the non-manageable costs expected by ANEEL and recognized in the tariff at the beginning of the tariff period, and (ii) the non-manageable costs actually incurred over the period of validity of the tariff. These differences constitute an asset, when the costs incurred are higher than the expected costs in the tariff calculation; and a liability when the costs incurred are lower than the expected costs. The variations found are inflation-adjusted, based on the Selic rate, and compensated in the subsequent tariff adjustments.

The amendment to the concession contract guarantee to the Company the right to the indemnity of the assets and/or the liabilities not amortized by the termination of the concession.

The balance of these sector financial assets and liabilities, which are presented at net value at net basis. The values disclosed may exhibit positive or negative amounts, upon their classification as assets or liabilities, respectively. Presentation of items at net value is required, wherein assets and liabilities are disclosed according their nature. The tariff adjustments that have been authorized or are to be ratified, are as follows:

Sectorial financial assets	Dec. 31, 2022	Additions	Amortization	Remuneration	Transfer (2)	Dec. 31, 2023	Amortization	Constitution	Current	Non-current
CVA assets	(345)	1,597	(2,527)	260	330	(685)	(434)	(251)	(584)	(101)

Energy acquisition (CVA energy)	(1,787)	1,213	(1,223)	161	527	(1,109)	(443)	(666)	(837)	(272)
Itaipu energy costs	594	(40)	(455)	44	(114)	29	143	(114)	75	(46)
Program of Incentives for Alternative Electricity Sources – PROINFA	31	-	(42)	1	(10)	(20)	(19)	(1)	(20)	-
Transport basic charges	215	388	(265)	40	35	413	114	299	291	122
Transport of Itaipu supply	18	60	(20)	4	5	67	14	53	45	22
System service charges – ESS	583	(24)	(380)	7	(248)	(62)	(242)	180	(136)	74
CDE	1	-	(142)	3	135	(3)	(1)	(2)	(2)	(1)
Other sectoral financial assets	1,289	1,254	(1,388)	205	130	1,490	523	967	1,077	413
Quotas from nuclear energy	105	103	(86)	16	-	138	51	87	102	36
Neutrality of Parcel A	203	168	(51)	5	61	386	(29)	415	363	23
Energy over contracting (1)	750	643	(529)	58	-	922	349	573	688	234
Tariff refunds	(71)	-	-	-	(17)	(88)	(25)	(63)	(67)	(21)
Other	302	340	(722)	126	86	132	177	(45)	(9)	141

Total sectorial financial assets	944	2,851	(3,915)	465	460	805	89	716	493	312

Sectorial financial liabilities

CVA liabilities	-	(1,706)	2,380	(343)	(331)	-	-	-	-	-

Energy acquisition (CVA energy)	-	(1,179)	1,941	(234)	(528)	-	-	-	-	-
Itaipu energy costs	-	(109)	-	(5)	114	-	-	-	-	-
Program of Incentives for Alternative Electricity Sources – PROINFA	-	(31)	25	(4)	10	-	-	-	-	-
Transport basic charges	-	-	35	-	(35)	-	-	-	-	-
Transport of Itaipu supply	-	-	5	-	(5)	-	-	-	-	-
System service charges – ESS	-	(506)	371	(113)	248	-	-	-	-	-
CDE	-	119	3	13	(135)	-	-	-	-	-

Other sector financial liabilities	-	(729)	908	(47)	(132)	-	-	-	-	-

Neutrality of Parcel A	-	(58)	124	(5)	(61)	-	-	-	-	-
Tariff refunds	-	(88)	73	(2)	17	-	-	-	-	-
Other	-	(583)	711	(40)	(88)	-	-	-	-	-

Total sector financial liabilities	-	(2,435)	3,288	(390)	(463)	-	-	-	-	-

Total sectoral financial assets and liabilities (net)	944	416	(627)	75	(3)	805	89	716	493	312

(1)
Reversal of the over contracting amounts passed on to consumers in the 2018 and 2019 tariff adjustments because they were previously recognized by ANEEL as involuntary over contracting, made possible by the publication of the involuntariness orders, recognizing over contracting as voluntary. Regarding the amount constituted in the period, there is a high volume of surplus energy, mainly due to the growing increase in the energy injected by MMGD facilities, settled at a low PLD.
(2)
In addition to the transfers between sectoral financial assets and liabilities, there was a transfer of R$1,550 to the "Other assets" group.

Changes in balances of sector financial assets and liabilities are as follow:

Balance on December 31, 2020	(98)

Additions	1,908
Amortization	238
Transfer of other liabilities (1)	(15)
Updating - Selic rate (Note 29)	64

Balance on December 31, 2021	2,097

Additions	(386)
Amortization	(761)
(-) Proceeds from loan - Water scarcity account	(191)
Updating - Selic rate (Note 29)	185

Balance on December 31, 2022	944

Additions	416
Amortization	(629)
(-) Proceeds from loan - Water scarcity account	(343)
Updating - Selic rate (Note 29)	76

Balance on December 31, 2023	464

(11)
Amounts relating to the reversal of the credits that could not be returned to customers in final billing, due to moderation of tariffs, as specified in §6 of Article 88 of REN 414/2010, included by REN 714/2016.

Accounting policy

Energy Distribution and Gas segment

The portion of the infrastructure to be amortized during the concession period is recorded as an intangible asset, as provided for in IFRIC 12 - Concession contracts, and subsequently measured at cost less amortization. The amortization rates reflect the expected pattern of their consumption and are measured based on the asset carrying amount using the straight-line method, using the rates based on the expected useful life of the energy distribution assets, that are used by the Grantor during the tariff process.

The portion of the value of the assets which will not be fully amortized by the end of the concession is reported as a financial asset because it is an unconditional right to receive cash or another financial asset directly from the grantor.

Transmission segment

Only after the satisfaction of the performance obligation to operate and maintain the infrastructure, the contract asset is classified as a financial asset (accounts receivable - concessionaires - energy transport), considering that the receipt of the consideration only depends on the passage of time.

Financial portion of the transmission concession contracts renewed in accordance with Law 12,783/2013

Corresponding to the financial portion of remuneration for the assets related to the Existing Basic System Network (RBSE), that represents the amount payable from the date of the extension of the concessions until it was incorporated into the tariff (January 1, 2013 until June 30, 2017), to be collected over a period of eight years.

The amounts to be received are subject to the applicable regulatory rules in the tariff process, including the mechanisms that monitor and measure efficiency. In this new context, the unconditional right to consideration depends on the satisfaction of the performance obligation to operate and maintain, and is, thus, characterized as a contract asset. It is classified to financial assets only after an authorizing dispatch by ANEEL.

Additional information on the accounting policies relating to assets linked to the transmission activity is described in note 14.

Generation segment

The concession fee right paid for the concession contracts granted by the Brazilian Grantor (ANEEL) in November 2015, has been classified as a financial asset, at amortized cost, as it represents an unconditional right to receive cash, adjusted by the IPCA index, and remuneratory interest, during the period of the concession.

For the extension of the concession of the hydroelectric plants participating in the MRE, relating to the compensation for non-hydrological risks specified in Law 14,052/2020, an intangible asset was recognized, considering the nature of the right, which enables, by provision of law, the plants to be used for a period longer than the one specified in their original contracts, during the contract extension, the Company is entitled to sell the energy generated without constraint. The asset was measured at fair value in the initial recognition.

The asset is amortized by the straight-line method for the new remaining period of the concession. For more details see Note 17.

Estimations and judgments

The electricity distribution activity

The amortization rates reflect the expected pattern of their consumption and are measured based on the asset carrying amount using the straight-line method, using the rates based on the expected useful life of the energy distribution assets, that are used by the grantor during the tariff process.

The part of the value of the assets that will not be completely amortized by the end of the concession agreement period is reported as a Financial asset, since it is an unconditional right to receive cash or other financial asset directly from the concession-granting power. This component is valued on the basis of New replacement cost, which is equivalent to fair value – having as a reference the amounts approved by ANEEL for the remuneration base of assets in tariff review processes. The amounts added after the Periodic Tariff Review process are estimated, and may be altered, for purposes of decision on compensation payable at the end of the concession period.

The calculations made are in line with the regulations in force. If the concession is terminated, for any reason, the remaining balances of these assets or liabilities that have not been passed through to the tariff are to be included in the basis for compensation at the end of the concession life time.

The gas distribution activity

The amortization reflects the pattern of consumption of the rights acquired. It is calculated on the balance of the assets linked to the concession, by the straight-line method, based on the application of rates which take into account the expected useful life of the gas distribution assets, which are taken into consideration by the grantor during the process of tariff review.

The part of the value of the assets that will not be completely amortized by the end of the concession period is reported as a Financial asset, because it is an unconditional right to receive cash or other financial asset directly from the concession-granting power, or a party appointed by it. This portion is valued based on its fair value corresponding to its cost of acquisition updated by the Expanded National Consumer Price Index (IPCA), as determined by the concession contract.